Annual Total Returns - Fidelity® 500 Index Fund [BarChart] - 02.28 Fidelity 500 Index Fund PRO-14 - Fidelity® 500 Index Fund - Fidelity 500 Index Fund	Apr. 29, 2022
Bar Chart Table:
Annual Return 2012	15.99%
Annual Return 2013	32.37%
Annual Return 2014	13.66%
Annual Return 2015	1.38%
Annual Return 2016	11.97%
Annual Return 2017	21.81%
Annual Return 2018	(4.40%)
Annual Return 2019	31.47%
Annual Return 2020	18.40%
Annual Return 2021	28.69%